Income Taxes (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Taxes (Textual)
Federal statutory tax rate							34.00%	34.00%
Net operating loss		$ 5,567,000		$ 5,567,000			$ 6,205,000
Federal net operating losses utilization, amount		241,000		637,000			1,853,000
Net operating loss tax benefit							$ 630,000
Operating loss carry-forward expiry date							Jun. 30, 2036
Decrease increase in valuation allowance		1,038,600		1,097,700			$ 2,988,000	$ 2,026,600
Effective tax rate							(15.10%)	(54.60%)
Deferred tax assets based on blended rate							39.90%	105.90%
Re-measurement resulted in a tax expense		120,400		120,400
One-time transition tax increase in income tax expense		478,499		478,499
Net earnings and profits				$ 5,700,000
Percentage of one-time transition tax rate				15.50%
Percentage of other asset				8.00%
Other assets to be paid years				8 years
Income tax expense		$ (571,121)	$ 73,391	$ (274,692)	$ 145,012		$ (472,084)	$ 812,593
Deferred tax assets [Member]
Income Taxes (Textual)
Deferred tax assets based on blended rate				28.00%
Subsequent Event [Member]
Income Taxes (Textual)
Federal statutory tax rate						28.00%
Effective tax rate						21.00%
Minimum [Member] | U.S. corporate tax [Member]
Income Taxes (Textual)
Federal statutory tax rate	21.00%
Maximum [Member] | U.S. corporate tax [Member]
Income Taxes (Textual)
Federal statutory tax rate	35.00%